RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Notes payable - related parties		$ 30,026	$ 313,949
Strategic IR [Member]
Short-term Debt [Line Items]
Notes payable - related parties			177,159
Interest rate		10.00%
Maturity date		Feb. 10, 2020
Strategic IR [Member]
Short-term Debt [Line Items]
Notes payable - related parties
Maturity date		Nov. 17, 2019
Strategic IR [Member]
Short-term Debt [Line Items]
Notes payable - related parties
Interest rate		10.00%
Maturity date		Dec. 10, 2019
Strategic IR [Member]
Short-term Debt [Line Items]
Notes payable - related parties
Interest rate		10.00%
Maturity date		Dec. 25, 2019
Strategic IR [Member]
Short-term Debt [Line Items]
Notes payable - related parties
Maturity date		Jan. 09, 2020
Strategic IR [Member]
Short-term Debt [Line Items]
Notes payable - related parties
Maturity date		Jan. 13, 2020
Vladimir Skigin [Member]
Short-term Debt [Line Items]
Notes payable - related parties			81,316
Interest rate	4.00%	36.00%
Maturity date	Dec. 12, 2020
Maturity date		On Demand
Vladimir Skigin [Member]
Short-term Debt [Line Items]
Notes payable - related parties			55,474
Interest rate		18.00%
Maturity date		Jan. 11, 2020
Vladimir Skigin [Member]
Short-term Debt [Line Items]
Notes payable - related parties		$ 30,026
Interest rate		4.00%
Maturity date		Dec. 12, 2020
Vladimir Skigin [Member]
Short-term Debt [Line Items]
Notes payable - related parties
Interest rate		8.00%
Maturity date		Dec. 09, 2020